Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.1 - Schedule 5(a)

Client Name:
Client Project Name:	CMLTI 2021-RP1
Start - End Dates:	11/17/2018 - 3/16/2020
Deal Loan Count:	48

Conditions Report 2.0

Loans in Report:	48
Loans with Conditions:	20

0 - Total Active Conditions

27 - Total Satisfied Conditions

15 - Credit Review Scope
1 - Category: Application
3 - Category: Assets
1 - Category: DTI
3 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
5 - Category: Terms/Guidelines
12 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Federal Consumer Protection
1 - Category: RESPA
1 - Category: State High Cost
8 - Category: TILA/RESPA Integrated Disclosure
8 - Total Waived Conditions

7 - Credit Review Scope
1 - Category: Credit/Mtg History
6 - Category: Terms/Guidelines
1 - Compliance Review Scope
1 - Category: RESPA

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